11. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Financial instruments with credit risk
	Contractual Amount
	2019	2018
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$276,338	268,708

Standby letters of credit and financial guarantees written	$3,558	3,651